INVENTORY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory impairment	$ 0	$ 0	$ 0